UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          February 11, 2010
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   33
                                                     ------------

Form 13F Information Table Value Total:              $  124,200
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Brandywine Realty T     COM           105368203  1490311           130729SH      SOLE          130729        0         0
Brink's Company         COM           109696104  3494689           143578SH      SOLE          143578        0         0
Broadview Security      COM           109699108  1571028            48132SH      SOLE           48132        0         0
Carter's                COM           146229109  4847719           184675SH      SOLE          184675        0         0
Charles River Labs      COM           159864107  2976545            88351SH      SOLE           88351        0         0
Chart Industries        COM          16115Q308   1977593           119709SH      SOLE          119709        0         0
Covanta Holdings        COM          22282E102   4567924           252511SH      SOLE          252511        0         0
Edwards Lifescience     COM          28176E108   3929441            45244SH      SOLE           45244        0         0
Euronet Worldwide       COM           298736109  4538119           206748SH      SOLE          206748        0         0
General Cable           COM           369300108  2603346            88489SH      SOLE           88489        0         0
Global Payments         COM          37940X102   4916718            91287SH      SOLE           91287        0         0
HCC Insurance Holdi     COM           404132102  4948536           176923SH      SOLE          176923        0         0
Hexcel                  COM           428291108  4708469           362748SH      SOLE          362748        0         0
Host Hotels & Resor     COM          44107P104   4658720           399205SH      SOLE          399205        0         0
IDEX Corporation        COM          45167R104   2690893            86385SH      SOLE           86385        0         0
Jacobs Engineering      COM           469814107  2215229            58900SH      SOLE           58900        0         0
Key Energy Services     COM           492914106  3436178           390919SH      SOLE          390919        0         0
Kinder Morgan Energ     COM           494550106  2681961            43981SH      SOLE           43981        0         0
Kinder Morgan Manag     COM          49455U100   1584876            29006SH      SOLE           29006        0         0
Kroger                  COM           501044101  3084201           150229SH      SOLE          150229        0         0
Neustar                 COM          64126X201   5084721           220691SH      SOLE          220691        0         0
Omnicare                COM           681904108  3451574           142745SH      SOLE          142745        0         0
PartnerRe               COM          G6852T105   5168712            69230SH      SOLE           69230        0         0
Pioneer Natural Res     COM           723787107  4349799            90301SH      SOLE           90301        0         0
Roper Industries        COM           776696106  2770373            52900SH      SOLE           52900        0         0
Ross Stores             COM           778296103  4053136            94899SH      SOLE           94899        0         0
SEI Investments         COM           784117103  4172931           238181SH      SOLE          238181        0         0
Southern Union Co.      COM           844030106  6524479           287422SH      SOLE          287422        0         0
Valeant Pharma          COM          91911X104   5614146           176601SH      SOLE          176601        0         0
Wabtec                  COM           929740108  4005955            98089SH      SOLE           98089        0         0
Waddell & Reed Fina     COM           930059100  5501079           180127SH      SOLE          180127        0         0
Weatherford Interna     COM          H27013103   3331493           186013SH      SOLE          186013        0         0
Western Union           COM           959802109  3249966           172412SH      SOLE          172412        0         0

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